Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

415-315-6330

F 415-315-6350

December 2, 2010

Matthew Gaarder

(415) 315-6302

matthew.gaarder@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HighMark Funds (the “Trust”) (File Nos. 033-12608 and 811-05059)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of the prospectuses and statement of additional information related to HighMark Balanced Fund, HighMark Cognitive Value Fund, HighMark Core Equity Fund, HighMark Enhanced Growth Fund, HighMark Equity Income Fund, HighMark Fundamental Equity Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Geneva Small Cap Growth Fund, HighMark International Opportunities Fund, HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund, HighMark NYSE Arca Tech 100 Index Fund, HighMark Small Cap Advantage Fund, HighMark Small Cap Value Fund, HighMark Value Momentum Fund, HighMark Capital Growth Allocation Fund, HighMark Diversified Equity Allocation Fund, HighMark Growth & Income Allocation Fund, HighMark Income Plus Allocation Fund, HighMark Bond Fund, HighMark California Intermediate Tax-Free Bond Fund, HighMark National Intermediate Tax-Free Bond Fund, HighMark Short Term Bond Fund, HighMark Wisconsin Tax-Exempt Fund, HighMark California Tax-Free Money Market Fund, HighMark Diversified Money Market Fund, HighMark Treasury Plus Money Market Fund, HighMark U.S. Government Money Market Fund and HighMark 100% U.S. Treasury Money Market Fund, each a series of the Trust, dated December 1, 2010, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 66 to the Trust’s Registration Statement under the Securities Act and Amendment No. 68 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 66/68”), as filed electronically with the Securities and Exchange Commission on November 24, 2010. Amendment No. 66/68 became effective on December 1, 2010.

Please do not hesitate to contact the undersigned (415-315-6302) with any comments or questions you might have.

Very truly yours,

/s/    Matthew Gaarder

Matthew Gaarder